Offtake Arrangements - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Deferred Compensation Arrangements [Abstract]
Accrued interest	$ 10,757,361	$ 10,706,147
Liquidated damages	$ 856,080	$ 856,080